Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses And Other Current Liabilities [Abstract]
Other tax payable	$ 379,712	$ 616,356
Accrued payroll	296,866	301,260
Customer deposits payable	83,367
Other current liabilities	95,595	57,185
Accrued expenses and other current liabilities	$ 855,540	$ 974,801